UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

(Check one):   ☐ Form 10-K    ☐ Form 20-F    ☐ Form 11-K    ☒ Form 10-Q    ☐ Form 10-D    ☐ Form N-SAR    ☐ Form N-CSR

For Period Ended:	September 30, 2007

☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR
For the Transition Period Ended:

Read Instructions (on back page) Before Preparing Form. Please Print or Type. Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I — REGISTRANT INFORMATION

Full Name of Registrant            DuraVest, Inc.

Former Name if Applicable

Address of Principal Executive Office (Street and Number)       1040 S. Milwaukee Ave, Suite 250

City, State and Zip Code               Wheeling, Illinois 60090

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed.  (Check box if appropriate)

(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense
(b)
The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or subject distribution report on Form 10-D,or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

(c)	The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

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PART III — NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

The Company remains unable to compile the requisite financial data and other narrative information necessary to enable it to complete the Company's Quarterly Report on Form 10-QSB by November 15, 2007, the required filing date, without unreasonable effort or expense.  As the Company has reported previously in prior Forms 12b-25 and numerous Forms 8-K, due to various factors, chiefly among them the inability to obtain audited financial statements from its Bio-Magnetic Therapy Systems Inc. (“BMTS”) subsidiary, the Company has not been able to file its Annual Report on Form 10-KSB for the years ended December 31, 2005 and December 31, 2006 and its Quarterly Reports on Form 10-QSB for the quarters ended March 31, 2006, June 30, 2006, September 30, 2006, March 31, 2007 and June 30, 2007 with the Securities Exchange Commission (“SEC”) as of yet.

In addition, the Company currently has limited financial resources and limited expectation of third-party financing in the near future.  As previously reported in the Company’s Form 8-Ks (most recently on September 27, 2006), on January 31, 2008, several of the Company’s outstanding convertible notes become due and payable.  These notes bear a total of approximately $7,632,345 of principal with accrued interest of approximately $1,745,753 for a total debt of approximately $9,378,098.  The Company is currently in work-out discussions with the holders of the notes.  Without additional financing, which is not expected, the Company will be unable to repay these notes.  In light of the foregoing, the Company is considering its alternatives which may include a restructuring of the Company.

Duravest currently has two subsidiaries:  Estracure, Inc. and BMTS.  BMTS GMBH is a wholly-owned subsidiary of BMTS and is BMTS’ sole asset.  As previously reported, BMTS GMBH filed a petition for insolvency under the German Insolvency Act in December 2006.  The German authorities are selling off the remaining assets of BMTS GMBH to pay that entity’s creditors.  As a result, the Company does not anticipate receiving any additional revenue from BMTS.  Estracure is currently developing coronary stenting products based on estrogen-based technologies.  Estracure is awaiting U.S. Food and Drug Administration approval which is required before this technology can be sold.  In addition, Estracure is currently seeking a partner to join its research and together they would advance Estracure’s efforts to begin human trials of its technology.  The Company does not anticipate that Estracure will generate any revenue in the near future however.

SEC 1344 (03-05)	Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART IV — OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

Hendrik Hammje, CEO	International 011	417-600-6500
(Name)	(Area Code)	(Telephone Number)

(2)
Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).

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☐ Yes    ☒ No
The Company has not filed its Annual Report on Form 10-KSB for the years ended December 31, 2005 and December 31, 2006 and its Quarterly Reports on Form 10-QSB for the quarters ended March 31, 2006, June 30, 2006, September 30, 2006 and March 31, 2007.

(3)
Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

☐ Yes    ☒ No
If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

DuraVest, Inc.
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date	November 15, 2007	By	/s/ Hendrik Hammje
		Its	Hendrik Hammje, Chief Executive Officer

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative’s authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).

GENERAL INSTRUCTIONS

1.	This form is required by Rule 12b-25 (17 CFR 240.12b-25) of the General Rules and Regulations under the Securities Exchange Act of 1934.

2.
One signed original and four conformed copies of this form and amendments thereto must be completed and filed with the Securities and Exchange Commission, Washington, D.C. 20549, in accordance with Rule 0-3 of the General Rules and Regulations under the Act. The information contained in or filed with the form will be made a matter of public record in the Commission files.

3.	A manually signed copy of the form and amendments thereto shall be filed with each national securities exchange on which any class of securities of the registrant is registered.

4.	Amendments to the notifications must also be filed on Form 12b-25 but need not restate information that has been correctly furnished. The form shall be clearly identified as an amended notification.

5.
Electronic Filers: This form shall not be used by electronic filers unable to timely file a report solely due to electronic difficulties. Filers unable to submit reports within the time period prescribed due to difficulties in electronic filing should comply with either Rule 201 or Rule 202 of Regulation S-T (§232.201 or §232.202 of this chapter) or apply for an adjustment in filing date pursuant to Rule 13(b) of Regulation S-T (§232.13(b) of this chapter).

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